UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21395
                       ----------------------------------
                       Investment Company Act file number

            Excelsior Absolute Return Fund of Funds Master Fund, LLC
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                               Stamford, CT 06905
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497
                                                    --------------
Date of fiscal year end: 3/31/2005
                        ----------
Date of reporting period: 3/31/2005
                         -----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------



Excelsior Absolute Return Fund of Funds Master Fund, LLC
Financial Statements
With Report of Independent Registered Public Accounting Firm
Year Ended March 31, 2005

            Excelsior Absolute Return Fund of Funds Master Fund, LLC
                              Financial Statements

                            Year Ended March 31, 2005







                                    Contents

Report of Independent Registered Public Accounting Firm................... 1

Statement of Assets, Liabilities and Members' Equity - Net Assets......... 2

Schedule of Investments................................................... 3

Statement of Operations................................................... 4

Statement of Changes in Members' Equity - Net Assets...................... 5

Statement of Cash Flows................................................... 6

Notes to Financial Statements............................................. 7

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Members and Board of Managers of
Excelsior Absolute Return Fund of Funds Master Fund, LLC

We have audited the accompanying statements of asset, liabilities and members' equity - net assets of Excelsior Absolute Return Fund of Funds Master fund, LLC (the "Company"), including the schedule of investments, as of March 31, 2005, and the related statements of operations, and cash flows for the year then ended and the statement of changes in members' equity - net assets and the financial highlights for the year ended March 31, 2005 and for the period December 1, 2003 (commencement of operations) through March 31, 2004. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investment funds owned as of March 31, 2005, by correspondence with management of the investment funds; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Excelsior Absolute Return Fund of Funds Master Fund, LLC as of March 31, 2005, and the results of its operations and its cash flows for the year then ended and the changes in members' equity - net assets and the financial highlights for the years ended March 31, 2005 and for the period December 1, 2003 (commencement of operations) through March 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

May 26, 2005

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
               Statement of Assets, Liabilities and Members' Equity - Net Assets
                                                                  March 31, 2005
--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value (cost $232,850,000)  $250,627,011
Advance investment in Investment Funds                                21,200,000
Due from investment fund                                                 440,744
Other assets                                                               2,605
--------------------------------------------------------------------------------

Total Assets                                                         272,270,360
--------------------------------------------------------------------------------

LIABILITIES

Due to Custodian                                                      19,698,746
Due to Advisor                                                           775,785
Professional fees payable                                                 60,000
Administration fees payable                                                6,000
--------------------------------------------------------------------------------

Total Liabilities                                                     20,540,531
--------------------------------------------------------------------------------

Net Assets                                                          $251,729,829
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital subscriptions - net                                       $233,952,818
  Net unrealized appreciation on investments                          17,777,011
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                        $251,729,829
--------------------------------------------------------------------------------



   The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                         Schedule of Investments
                                                                  March 31, 2005
--------------------------------------------------------------------------------

                                                                             % of
                                    First                                  Members'     % Ownership    First Available
                                  Acquisition                Fair         Equity-Net   of Investment     Redemption
Investment Funds                    Date        Cost*       Value*          Assets        Funds            Date**       Liquidity***
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income
------------
Citadel Wellington, LLC            12/01/2003    21,750,000   23,127,012    9.18%        0.71%             N/A             Quarterly
Highbridge Capital Corporation     12/01/2003    11,250,000   11,762,315    4.67%        0.19%             N/A             Quarterly
 Class A
MKP Opportunity Partners, L.P.     12/01/2003     5,000,000    5,275,365    2.10%        2.92%             N/A               Monthly
MKP Partners, L.P.                 12/01/2003     5,600,000    5,905,080    2.35%        2.15%             N/A             Quarterly
Polygon Global Opportunities        8/01/2004     6,500,000    6,974,028    2.77%        3.00%             N/A             Quarterly
 Fund,L.P.
Silverback Partners, L.P.           1/01/2004     6,500,000    6,144,215    2.44%        3.60%             N/A             Quarterly
Suttonbrook Capital Partners, L.P. 10/01/2004     6,500,000    6,606,190    2.62%        3.16%          10/01/2005         Quarterly
                                                ---------------------------------
          Strategy Total                         63,100,000   65,794,205   26.13%
                                                ---------------------------------
Equity
------
Galleon Diversified Fund Ltd       12/01/2003    10,600,000   10,495,966    4.17%        1.72%             N/A             Quarterly
 Class E
Copper Beech Partners II, L.P.     12/01/2003    10,850,000   11,450,496    4.55%        4.02%             N/A             Quarterly
Heirloom Qualified Partners, L.P.  12/01/2003    10,350,000   10,964,228    4.36%        6.94%             N/A             Quarterly
Glenview Capital Partners, L.P.    12/01/2003    11,300,000   14,481,421    5.75%        4.67%             N/A             Quarterly
The Mako Europe Fund, L.P.         12/01/2003     9,500,000    9,870,420    3.92%       18.54%             N/A               Monthly
Cantillon World, L.P.              12/01/2003     3,050,000    3,964,293    1.57%        0.95%             N/A             Quarterly
Shoshone Partners, L.P.            12/01/2002    10,500,000   11,790,772    4.68%        4.83%             N/A              Annually
Maverick Levered Partners, L.P.     5/01/2004     4,000,000    4,602,335    1.83%        0.82%           5/1/07            Quarterly
                                                ---------------------------------
          Strategy Total                         70,150,000   77,619,931   30.83%
                                                ---------------------------------
Macro/CTA/Short-Term Trading
----------------------------
Sunrise Commodities Select
Portfolio- Davco Fund, L.P.        12/01/2003     7,450,000    7,273,312    2.89%        2.55%             N/A               Monthly
The Capital Fund (Domestic), LLC   12/01/2003     4,750,000    4,841,101    1.92%        5.26%             N/A               Monthly
Bridgewater Pure
Alpha Trading Co.Ltd.- Class B      2/01/2004     4,400,000    5,098,381    2.03%        0.12%             N/A               Monthly
OLEA Global Partners, L.P.         10/01/2004     3,000,000    2,999,462    1.19%        2.25%           10/1/05           Quarterly
Caxton Global Investments
 (USA) LLC                          1/01/2005     9,000,000    9,007,433    3.58%        4.87%            1/1/06           Quarterly
                                                ---------------------------------
          Strategy Total                         28,600,000   29,219,688   11.61%
                                                ---------------------------------
Event Driven
------------
Castlerigg Partners, L.P.          12/01/2003    16,000,000   17,701,850    7.03%        3.18%             N/A             Quarterly
Canyon Value Realization Fund, L.P.12/01/2003    12,500,000   14,363,981    5.71%        0.99%             N/A              Annually
K Capital  II, L.P.                12/01/2003    14,000,000   15,006,523    5.96%        3.26%             N/A             Quarterly
Brencourt Arbitrage, L.P.           4/01/2004     5,000,000    5,223,596    2.08%        7.12%             N/A             Quarterly
York Capital Management, L.P.       7/01/2004    14,500,000   16,260,520    6.46%        3.39%             N/A              Annually
Empyrean Capital Fund, L.P.         7/01/2004     9,000,000    9,436,716    3.75%        2.32%            7/1/05           Quarterly
                                                ---------------------------------
          Strategy Toal                          71,000,000   77,993,186   30.99%
                                                ---------------------------------
Total Investments in investment funds          $232,850,000  250,627,011   99.56%
                                               ============
Other Assets, Less Liabilities                                 1,102,818    0.44%
                                                            ---------------------
Members' Equity  - Net Assets                               $251,729,829  100.00%
                                                            =====================

*   See definition in Note 2a.                                 N/A Initial lock-up period has either expired prior to
**  From original investment date.                                 March 31, 2005 or the Investment Fund did not
*** Available frequency of redemptions after initial lock-up       have an initial lock-up period.  However specific
    period.                                                        redemption restrictions apply.


   The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                         Statement of Operations
                                                       Year Ended March 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                          $      37,028
Other                                                                        38
--------------------------------------------------------------------------------

Total Investment Income                                                  37,066
--------------------------------------------------------------------------------

OPERATING EXPENSES

Advisory fee                                                          2,011,297
Professional fees                                                       123,127
Administration fees                                                      24,000
Other                                                                    32,675
--------------------------------------------------------------------------------

Total Operating Expenses                                              2,191,099
--------------------------------------------------------------------------------

Net Investment Loss                                                  (2,154,033)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investments in                                   362,933
         Investment Funds
Net unrealized appreciation on investments in                        13,832,449
Investment Funds
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain on Investments                      14,195,382
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS
                  DERIVED FROM OPERATIONS                         $  12,041,349
--------------------------------------------------------------------------------











   The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                            Statement of Changes in Members' Equity - Net Assets
--------------------------------------------------------------------------------
                                                               December 1, 2003
                                                                 (Commencement
                                       For the year ended        of Operations)
                                         March 31, 2005        to March 31, 2004
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                         $ (2,154,033)          $   (388,597)
Net realized gain from investments               362,933                  8,460
Net unrealized appreciation on
 investments                                  13,832,449              3,944,562
--------------------------------------------------------------------------------

Increase in Members' Equity - Net             12,041,349              3,564,425
  Assets Derived from Operations
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                       164,246,463             79,465,098
Members' interests repurchased                (7,587,506)                     -
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
  Derived From Capital Transactions          156,658,957             79,465,098
--------------------------------------------------------------------------------

Net Increase in Members' Equity - Net Assets 168,700,306             83,029,523

MEMBERS' EQUITY - NET ASSETS
      AT BEGINNING OF PERIOD                  83,029,523                      -
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
            AT END OF PERIOD                $251,729,829           $ 83,029,523
--------------------------------------------------------------------------------











   The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                         Statement of Cash Flows
                                                       Year Ended March 31, 2005
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets
   derived from operations                                        $  12,041,349
Adjustments to reconcile net increase in members' equity -
   net assets derived from operations to net cash used in
   operating activities:
      Net unrealized appreciation on investments                    (13,832,449)
      Net realized gain from investments in Investment Funds           (362,933)
      Proceeds from Investment Funds                                 13,862,933
      Purchases of Investment Funds                                (168,500,000)
      Decrease in advance investment in Investment Funds             32,300,000
      Decrease in due from Investment Funds                             617,716
      Increase in other assets                                           (2,335)
      Increase in due to Advisor                                        472,549
      Increase in professional fees                                      25,000
      Decrease in other liabilities                                        (110)
--------------------------------------------------------------------------------

Net Cash Used in Operating Activities                              (123,378,280)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions                                  110,226,255
Payments for member interests repurchased                            (7,587,506)
Increase in due to Custodian                                         19,698,746
--------------------------------------------------------------------------------

Net Cash Provided by Financing Activities                           122,337,495
--------------------------------------------------------------------------------

Net increase in cash and cash equivalents                            (1,040,785)
Cash and cash equivalents at beginning of period                      1,040,785
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Year                          $           0
--------------------------------------------------------------------------------







   The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                   Notes to Financial Statements
                                                                  March 31, 2005
--------------------------------------------------------------------------------

1. Organization

Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company") was organized as a limited liability company under the laws of Delaware on June 17, 2003, and commenced operations on December 1, 2003. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-ended management investment company. The Company's investment objective is to provide long-term, risk-adjusted absolute returns in a variety of capital market conditions. The Company pursues its investment objective by investing its assets primarily in private investment limited partnerships, limited liability companies, joint ventures and other similar investment vehicles (collectively, the "Investment Funds") that are managed by a select group of alternative investment managers ("Investment Managers") that utilize a broad range of alternative investment strategies.

U.S. Trust Hedge Fund Management, Inc. serves as the investment advisor of the Company (the "Advisor"). The Advisor is a wholly-owned subsidiary of U.S. Trust Corporation, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Advisor is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

The Advisor has retained AIG Global Investment Corp., an indirect wholly-owned subsidiary of American International Group, Inc., to serve as the investment manager (the "Manager"). The Manager is responsible for Investment Fund selection and determining the portion of the Company's assets to be allocated to each Investment Fund, subject to the general supervision of the Advisor.

The Company's Board of Managers (the "Managers") has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business.

The Company was established to hold substantially all of the assets of Excelsior Absolute Return Fund of Funds, LLC and Excelsior Absolute Return Fund of Funds, Ltd. as Members. As of March 31, 2005, Excelsior Absolute Return Fund of Funds, LLC and Excelsior Absolute Return Fund of Funds, Ltd. ownership of the Company's members' equity - net assets were 89.30% and 10.70%, respectively.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
                                                                  March 31, 2005
--------------------------------------------------------------------------------

1. Organization (continued)

Member subscriptions for investment interests by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Managers may determine. The Managers reserve the right to reject any application for interests in the Company. The Company may, from time to time, offer to repurchase interests from members pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Managers, in their sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Managers. The Advisor expects that, generally, it will recommend to the Managers that the Company offer to repurchase interests from members twice in each year, at June 30th and December 31st. Members can only transfer or assign their Company interests under certain limited circumstances.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Advisor as of the close of business at the end of any fiscal period (as defined in the Company's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Managers.

Ordinarily, the Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund as reported by the Investment Manager who determines the value of the Investment Fund's net assets. The values of the Investment Funds' net assets are determined in accordance with their valuation policies as described in their respective offering memoranda or operating agreements. All valuations utilize financial information supplied by the Investment Manager of each Investment Fund and are net of management and performance incentive fees or allocations pursuant to the Investment Funds' agreements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
                                                                  March 31, 2005
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

As a general matter, the fair value of the Company's interest in an Investment Fund will represent the amount that the Advisor could reasonably expect to receive from the Investment Fund if the Company's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Advisor believes to be reliable. The Advisor or, in certain cases, the Managers, will consider such information, and may conclude in certain circumstances that the information provided by an Investment Fund's manager does not represent the fair value of the Company's interests in an Investment Fund. Following procedures adopted by the Managers, and in the absence of specific transaction activity in interests in a particular Investment Fund, the Company could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Investment Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Managers. Because of the inherent uncertainty of valuation, the values of the Company's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Company been available.

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment's cost and, if any, any excess as a realized gain from investments in investment fund.

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the Investment Managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; advisory fees; travel and related expenses of the Managers; all costs with respect to communications regarding the Company's transactions among the Advisor and any custodian or other agent engaged by the Company; and other types of expenses approved by the Managers.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
                                                                  March 31, 2005
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company since each member is individually required to report on its own tax return its share of the Company's taxable income or loss. The Company has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all members as of the last day of the fiscal period in accordance with each member's respective investment percentages for the fiscal period, as defined in the Company's Limited Liability Company Agreement.

The cost of the Company's investment in Investment Funds for federal income tax purposes is based on amounts reported to the Company by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2004. Based on Investment Funds owned at December 31, 2004, the cost of investments for federal income tax purposes was $221,169,866. This consisted of aggregate gross unrealized appreciation of $6,972,038 and aggregate gross unrealized depreciation of $270,806.

3. Due to Custodian

Due to Custodian is a result of the Company investing $21,200,000 at March 31, 2005 in investments in Investment Funds effective April 1, 2005. This $21,200,000 investment was made based upon member subscriptions of $22,741,949 received April 1, 2005. On April 1, 2005 the Company repaid the custodian the full amount of $19,698,746.

4. Advisory Fee, Related Party Transactions and Other

The Company pays the Advisor a quarterly advisory fee at an annual rate of 1%, based on the Company's net assets on the first business day of each month, after adjustments for any subscriptions effective on that date. For the year ended March 31, 2005, the advisory fee was $2,011,297, of which $627,024 was included in Due to Advisor as of March 31, 2005.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
                                                                  March 31, 2005
--------------------------------------------------------------------------------

4. Advisory Fee, Related Party Transactions and Other (continued)

The Advisor paid $148,761 of certain reimbursable operating expenses and organizational costs on behalf of the Company for the year ended March 31, 2005, of which all is payable to the Advisor as of March 31, 2005.

The Company has retained J.D. Clark & Co. to provide accounting and certain administrative and investor services to the Company for a fixed fee as agreed from time to time. For the year ended March 31, 2005, the Company incurred $24,000 in expenses related to such administrative services, of which $6,000 was payable as of March 31, 2005. On March 1, 2005 the Managers approved a new agreement with J.D. Clark & Co beginning April 1, 2005.

5. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

6. Investments in Investment Funds

As of March 31, 2005, the Company had investments in twenty-six Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers of the Investment Funds in the form of management fees of 1.0% to 2.0% (per annum) of net assets and incentive fees or allocations ranging from 20% to 25% of net profits earned. The Investment Funds provide for periodic redemptions, with lock-up provisions ranging from one month to one year from initial investment.

Aggregate purchases and proceeds of interests in Investment Funds for the year ended March 31, 2005 are $168,500,000 and $13,862,933, respectively.

Advance investment in Investment Funds of $21,200,000 represents amounts transferred to Investment Funds prior to or as of March 31, 2005 and relates to the investments to be made effective April 1, 2005 pursuant to each Investment Fund's offering memorandum or member limited partnership agreement.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
                                                                  March 31, 2005
--------------------------------------------------------------------------------

7. Financial Highlights

The following represents the ratios to average members' equity - net assets, total return and other supplemental information for the periods indicated:

                                                             For the period from
                                     For the year ended      December 1, 2003* -
                                       March 31, 2005           March 31, 2004
                                     -------------------------------------------

Net assets, end of period               $251,729,829             $ 83,029,523
Ratio of net investment loss to
    average members' equity - net
    assets (a) (b)                         (1.09%)                   (0.54%)

Ratio of expenses to average                1.11%                     0.54%
    members' equity - net assets
    (a) (b)

Portfolio turnover                          7.07%                       -
Total return (c)                            5.26%                     5.02%


* Commencement of Operations. The ratios and total return are not annualized for the period.
(a) Ratio doesn't reflect the Company's proportionate share of the net income
    (loss) and expenses, including incentive allocation, of the Investment
    Funds.
(b) Average members' equity - net assets is determined using the net assets at the end of each month during the period.
(c) Total return assumes a purchase of an interest in the Company on the first day and a sale of interest on the last day of the period.

8. Subsequent Events

As of April 1, 2005, the Company received subscriptions from members in the amount of $22,741,949. These subscriptions became interests in the Company effective April 1, 2005. The Company also invested $21,200,000 in ten existing Investment Funds as of April 1, 2005, which is reflected as Advance investment in Investment Funds on the Statement of Assets, Liabilities and Members' Equity
- Net Assets.

9. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
                                                                  March 31, 2005
--------------------------------------------------------------------------------

10. Company Management (Unaudited)

Information pertaining to the Board of Managers and officers of the Company is set forth below:


                        Position(s)       Term of Office      Principal                      Number of
                        Held              and Length          Occupation                     Portfolios in
                        With the          of Time             During Past                    Fund Complex
Name, Address and Age   Company           Served              Five Years                     Overseen by Manager
------------------------------------------------------------------------------------------------------------------------------------
                             Disinterested Managers
Virginia G. Breen       Manager           Term -              Partner, Sienna Ventures       4
230 Lackwanna Dr                          Indefinite          (1/05 - present);
Andover, NJ 07821                         Length              Partner, Blue Rock (8/95
Age 40                                    - since             to present);   Also a
                                          June                manager of Excelsior
                                          2003                Buyout Investors LLC,
                                                              Excelsior Absolute
                                                              Return Fund of Funds LLC
                                                              and Excelsior LaSalle
                                                              Property Fund, Inc.

Jonathan B. Bulkeley    Manager           Term -              Non-Executive Chairman         4
1133 5th Ave., Apt 3                      Indefinite          of QXL, PLC (2/98 to
New York, NY 10128                        Length              2/05); Chairman and CEO,
Age 43                                    - since             Lifeminders (2/01 to
                                          June                10/01); CEO,
                                          2003                barnesandnoble.com
                                                              (12/98 to 1/00);
                                                              Managing Director and V.P.,
                                                              AOL (3/93 to 12/98). Also
                                                              a manager of Excelsior
                                                              Buyout Investors LLC,
                                                              Excelsior Absolute
                                                              Return Fund of Funds
                                                              LLC and Excelsior LaSalle
                                                              Property Fund, Inc.

Thomas F. McDevitt      Manager           Term -              Managing Partner,              4
Edgewood Capital                          Indefinite          Edgewood Capital
1055 summer ST.                           Length              Partners (5/02 to
Stamford, CT 06905                        - June              present); Managing
Age 47        .                           2003                Director, Societe
                                                              Generale (6/98 to 3/02);
                                                              Founder and Partner,
                                                              Meenan, McDevitt & Co.
                                                              (5/91 to 5/98).  Also a
                                                              manager of Excelsior
                                                              Buyout Investors LLC,
                                                              Excelsior Absolute
                                                              Return Fund of Funds LLC
                                                              and Excelsior LaSalle
                                                              Property Fund, Inc.
                                                              Interested Manager

Douglas Lindgren*       Principal         Term -              Chair of U.S. Trust's         7
U.S. Trust Compamy      Executive         Indefinite          Alternative Investments
225 High Ridge Rd       Trust Manager     Length              Division, Managing
Stamford, CT 06905                        - June              Director and Senior V.P.
Age 44                                    2003                of U.S. Trust (4/95 to
                                                              present).  Also a
                                                              manager of Excelsior
                                                              Buyout Investors LLC and
                                                              Excelsior Absolute
                                                              Return Fund of Funds LLC.

* Manager is an "interested person" (as defined by the 1940 Act) of the Company because of his affiliation with the Advisor and its affiliates.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
                                                                  March 31, 2005
--------------------------------------------------------------------------------

10. Company Management (Unaudited) (continued)

                        Position(s)       Term of             Principal                      Number of
                        Held              Office and          Occupation                     Portfolios in
                        With              Length of           During                         Fund Complex
                        the               Time                Past                           Ovrerseen by
Name, Address and Age   Company           Served              Five Years                     Manager
------------------------------------------------------------------------------------------------------------------------------------

                    Officers who are not Managers
Robert F. Aufenanger    Chief             Term -              Chief Financial Officer        N/A
U.S. Trust Company      Financial         Indefinite          of U.S. Trust's
225 High Ridge Road     Officer           Length              Alternative Investments
Stamford, CT 06905                        - since             Division and Senior V.P.
Age 51                                    June                of U.S. Trust (4/03 to
                                          2003                present); Independent
                                                              consultant to private
                                                              equity funds (1/02 to
                                                              3/03); Chief Financial
                                                              Officer, Icon Holding
                                                              Corp. (12/99 to 12/01);
                                                              Chief Financial Officer,
                                                              Partnership Group,
                                                              Merrill Lynch & Co.,
                                                              Inc. (6/85 to 10/99).

Lee Gardella            Vice              Term -              Senior Vice President          N/A
U.S. Trust Company      President         Indefinite          and Vice President in
225 High Ridge Road                       Length              U.S. Trust's Alternative
Stamfor, CT 06908                         - since             Investment Division
Age 37                                    June                (9/97 to present); Vice
                                                              2003     President of Excelsior
                                                              Private Equity Fund II,
                                                              Inc. (10/97 to present)
                                                              and Excelsior Venture
                                                              Partners III, LLC (5/00
                                                              to present).

Cynthia Englert         Secretary         Term -              V. P. of U.S. Trust            N/A
U.S. Trust Comapny                        Indefinite          (8/01 to present);
225 High Ridge Road                       Length              Controller, Whitney &
Stamford, Ct 06905                        - since             Company (5/99 to 8/01);
Age 40                                    June                Financial analyst,
                                          2003                Greenwich Capital
                                                              Markets (7/93 to 3/99).

All officers of the Company are employees and/or officers of the Investment Advisor.

The SAI (or Statement of Additional Information) includes additional information about the managers of the Company and is available upon request.

ITEM 2.   CODE OF ETHICS.
-------------------------

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the fiscal year ended March 31, 2005, there were no amendments to a provision of the code of ethics, nor were any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this form N-CSR under
ITEM 12(a)(1).


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

The Board of Managers of the registrant has determined that Virginia G. Breen and Jonathan B. Bulkeley possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts", and has designated Ms. Breen and Mr. Bulkeley as the Audit Committee's financial experts. Ms. Breen and Mr. Bulkeley are "independent" Managers pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements and security counts required under Rule 17f-2 of the Investment Company Act of 1940, (the "1940 Act") for the fiscal years ended March 31, 2004 and March 31, 2005 were $41,000 and $45,000 respectively.

(b) Audit-Related Fees

There were no audit related services provided by the principal accountant to the Registrant for the last two fiscal years.

(c) Tax Fees

The principal accountant for the audit of the Registrant's annual financial statements billed no fees for tax compliance, tax advice or tax planning services to the Registrant during the last two fiscal years.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the last two fiscal years.

(e) (1)
During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None

(f) Not applicable.

(g) The amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2005, were $0 and $618,675, respectively.

The amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2003, were $0 and $623,000, respectively.

(h) The Registrant's audit committee of the board of managers has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.


ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

A copy of the Proxy Voting Policies and Procedures is included as Exhibit 2 to this form.


ITEM  8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
--------------------------------------------------------------------------

Not yet applicable.


ITEM  9.  PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.


ITEM  10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.


ITEM 11.  CONTROLS AND PROCEDURES.
----------------------------------

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.
-------------------

(a)(1) CODE OF ETHICS (see Exhibit 1)

(a)(2) Separate certifications for the Registrant's Principal Executive
Officer
      and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3) Not applicable to the registrant.

(b) Not applicable to the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds Master Fund, LLC
             --------------------------------------------------------
By (Signature and Title) /s/ Douglas A. Lindgren
                        --------------------------
                      Douglas A. Lindgren, Principal Executive Officer Date June 7, 2005
     ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds Master Fund, LLC
             --------------------------------------------------------
By (Signature and Title) /s/ Robert Aufenanger
                        ------------------------
                       Robert Aufenanger, Principal Financial Officer Date June 7, 2005
     ------------